Trade and Other Receivables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Schedule of Trade and Other Receivables	Trade and Other Receivables
	June 30,	December 31,
	2025	2024
Trade accounts receivable	$–	$356,105
Sales taxes receivable	4,097	14,432
	$4,097	$370,537